Report of Independent Registered Public Accounting Firm

To the Board of Directors of GuideStone Funds and Shareholders of MyDestination 2015 Fund, MyDestination 2025 Fund, MyDestination 2035 Fund, MyDestination 2045 Fund, MyDestination 2055 Fund, MyDestination 2065 Fund, Conservative Allocation Fund, Balanced Allocation Fund, Moderately Aggressive Allocation Fund, Aggressive Allocation Fund, Money Market Fund, Low-Duration Bond Fund, Medium- Duration Bond Fund, Global Bond Fund, Impact Bond Fund, Defensive Market Strategies Fund, Equity Index Fund, Value Equity Index Fund, Value Equity Fund, Growth Equity Index Fund, Growth Equity Fund, Small Cap Equity Fund, International Equity Index Fund, International Equity Fund, Emerging Markets Equity Fund, Global Real Estate Securities Fund and Strategic Alternatives Fund

In planning and performing our audits of the financial statements of each of the funds listed in Appendix A (constituting GuideStone Funds, hereafter collectively referred to as the “Funds”) as of and for the year ended December 31, 2025, in accordance with the standards of the Public Company Accounting Oversight Board (United States) (PCAOB), we considered the Funds’ internal control over financial reporting, including controls over safeguarding securities, as a basis for designing our auditing procedures for the purpose of expressing our opinion on the financial statements and to comply with the requirements of Form N-CEN, but not for the purpose of expressing an opinion on the effectiveness of the Funds’ internal control over financial reporting. Accordingly, we do not express an opinion on the effectiveness of the Funds’ internal control over financial reporting.

The management of the Funds is responsible for establishing and maintaining effective internal control over financial reporting. In fulfilling this responsibility, estimates and judgments by management are required to assess the expected benefits and related costs of controls. A company’s internal control over financial reporting is a process designed to provide reasonable assurance regarding the reliability of financial reporting and the preparation of financial statements for external purposes in accordance with generally accepted accounting principles. A company’s internal control over financial reporting includes those policies and procedures that (1) pertain to the maintenance of records that, in reasonable detail, accurately and fairly reflect the transactions and dispositions of the assets of the company; (2) provide reasonable assurance that transactions are recorded as necessary to permit preparation of financial statements in accordance with generally accepted accounting principles, and that receipts and expenditures of the company are being made only in accordance with authorizations of management and directors of the company; and (3) provide reasonable assurance regarding prevention or timely detection of unauthorized acquisition, use or disposition of a company’s assets that could have a material effect on the financial statements.

Because of its inherent limitations, internal control over financial reporting may not prevent or detect misstatements. Also, projections of any evaluation of effectiveness to future periods are subject to the risk that controls may become inadequate because of changes in conditions, or that the degree of compliance with the policies or procedures may deteriorate.

A deficiency in internal control over financial reporting exists when the design or operation of a control does not allow management or employees, in the normal course of performing their assigned functions, to prevent or detect misstatements on a timely basis. A material weakness is a deficiency, or a combination of deficiencies, in internal control over financial reporting, such that there is a reasonable possibility that a material misstatement of the company’s annual or interim financial statements will not be prevented or detected on a timely basis.

Our consideration of the Funds’ internal control over financial reporting was for the limited purpose described in the first paragraph and would not necessarily disclose all deficiencies in internal control over financial reporting that might be material weaknesses under standards established by the PCAOB. However, we noted no deficiencies in the Funds’ internal control over financial reporting and it’s operation, including controls over safeguarding securities, that we consider to be a material weakness as defined above as of December 31, 2025.

This report is intended solely for the information and use of the Board of Directors of GuideStone Funds and the Securities and Exchange Commission and is not intended to be and should not be used by anyone other than these specified parties.

/s/PricewaterhouseCoopers LLP
PricewaterhouseCoopers LLP
Chicago, Illinois
February 27, 2026

Appendix A

MyDestination 2015 Fund
MyDestination 2025 Fund
MyDestination 2035 Fund
MyDestination 2045 Fund
MyDestination 2055 Fund
MyDestination 2065 Fund*
Conservative Allocation Fund
Balanced Allocation Fund
Moderately Aggressive Allocation Fund
Aggressive Allocation Fund
Money Market Fund
Low-Duration Bond Fund
Medium-Duration Bond Fund
Global Bond Fund
Impact Bond Fund
Defensive Market Strategies Fund
Equity Index Fund
Value Equity Index Fund
Value Equity Fund
Growth Equity Index Fund
Growth Equity Fund
Small Cap Equity Fund
International Equity Index Fund
International Equity Fund
Emerging Markets Equity Fund
Global Real Estate Securities Fund
Strategic Alternatives Fund

*For the period December 31, 2025 (commencement of operations) through December 31, 2025

PricewaterhouseCoopers LLP
One North Wacker Drive
Chicago, Illinois 60606
(312) 298 2000
www.pwc.com/us